Assets and liabilities classifed as held for sale (Tables)	12 Months Ended
Mar. 31, 2018
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Disclosure of Detailed Information About Assets and Liabilities Held for Sale

Details of assets and liabilities classifed as held for sale as at March 31, 2018 are as follows.

	As at March 31,
	2018		2018
	(In millions)
ASSETS:
Current assets:
Cash and cash equivalents	US$	37.4	Rs.2,439.4
Short-term deposits		3.1	201.2
Trade receivables		80.5	5,245.8
Other financial assets		4.9	319.0
Inventories		14.7	958.0
Other current assets		9.0	584.7
Current income tax assets		11.1	726.4

Total current assets		160.7	10,474.5

Non-current assets:
Investments		4.9	317.9
Other financial assets		8.4	546.9
Property, plant and equipment		69.7	4,545.3
Goodwill		85.6	5,579.1
Intangible assets		47.2	3,076.1
Non-current income tax assets		4.9	318.4
Deferred income taxes		3.2	211.6
Other non-current assets		12.1	782.1

Total non-current assets		236.0	15,377.4

Total assets	US$	396.7	Rs.25,851.9

LIABILITIES
Current liabilities:
Accounts payable		60.2	3,926.4
Short-term borrowings and current portion of long-term debt		14.4	939.0
Other financial liabilities		1.0	67.0
Provisions		1.8	117.1
Other current liabilities		28.3	1,844.1
Current income tax liabilities		11.0	714.3

Total current liabilities		116.7	7,607.9

Non-current liabilities:
Long-term debt		7.5	486.5
Other financial liabilities		0.2	13.4
Provisions		4.6	297.0
Other liabilities		35.2	2,297.0

Total non-current liabilities		47.5	3,093.9

Total liabilities	US$	164.2	Rs.10,701.8